Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-43206
Entity Registrant Name	Janus Living, Inc.
Entity Central Index Key	0002100805
Entity Tax Identification Number	41-2996951
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4600 South Syracuse Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	428-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A-1 Common Stock, $0.01 par value
Trading Symbol	JAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false